UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06223

Name of Fund: Legg Mason Tax-Free Income Fund

Fund Address:	100 Light Street Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq. Legg Mason Wood Walker, Incorporated 100 Light Street Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 3/31/2006

Date of reporting period: 6/30/2005

Item 1 — Schedule of Investments
Portfolio of Investments
June 30, 2005 (Unaudited)
(Amounts in Thousands)
Maryland Tax-Free Income Trust

		Maturity
	Rate	Date	Par	Value

Municipal Bonds - 91.0%

Maryland - 89.7%
Anne Arundel County, Maryland, Consolidated General Improvement Bonds, Series 1996	5.000%	9/1/16	$1,000	$1,037
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvements, Series 1999	6.500%	5/15/06	1,000	1,033
Anne Arundel County, Maryland, PCR Refunding Bonds (Baltimore Gas and Electric Company Project), Series 1994	6.000%	4/1/24	4,500	4,579
Baltimore County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, 1998 Series	4.750%	7/1/18	3,150	3,353
Carroll County, Maryland, GO Bonds, County Commisioners of Carroll County, Consolidated Public Improvement Bonds of 1995 (Pre-refunded 11/1/05)	5.375%	11/1/25	1,000	1,019	A
City of Annapolis, Maryland, Economic Development Revenue and Revenue Refunding Bonds (St. John’s College Facility)
1998 Series	5.500%	10/1/18	1,000	1,042
1998 Series	5.500%	10/1/23	2,000	2,080
City of Baltimore, Maryland (Mayor and City Council of Baltimore), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1993, Series D (AMBAC insured)	6.000%	10/15/06	1,140	1,189
City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Wastewater Projects) (FGIC insured)
Series 1996-A	5.000%	7/1/22	1,550	1,740
Series 1996-A (Pre-refunded 7/1/09)	5.500%	7/1/26	1,000	1,096	B
City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding Revenue
Bonds (Water Projects), Series 1994-A	5.000%	7/1/24	3,710	4,201
Bonds (Water Projects), Series 1994-A	5.000%	7/1/24	1,890	2,121

Portfolio of Investments - Continued
Maryland Tax-Free Income Trust - Continued

		Maturity
	Rate	Date	Par	Value

Community Development Administration, Department of Housing and Community Development, State of Maryland, Multi-Family Housing Revenue Bonds (Insured Mortgage Loans), 2001 Series B AMT	5.100%	5/15/16	1,090	1,130
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds AMT
2001 Series H	5.200%	9/1/22	1,790	1,846
2001 Series B	5.375%	9/1/22	310	321
2000 Series H	5.700%	9/1/22	1,780	1,839
1999 Series D	5.375%	9/1/24	2,000	2,069
Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.500%	2/1/15	3,000	3,489
Frederick County, Maryland, GO Bonds, Public Facilites Refunding Bonds of 1998, Series A	5.000%	7/1/15	1,000	1,127
Harford County, Maryland, Consolidated Public Improvement Bonds, Series 1996 (Pre-refunded 3/1/06)	5.000%	3/1/12	315	326	A
Howard County, Maryland, GO Bonds, Metropolitan District Refunding Bonds, 1991 Series B	0.000%	8/15/07	1,000	942	B
IDA of Prince George’s County, Maryland Subordinated Lease Revenue Bonds (Upper Marlboro Justice Center Expansion Project) (MBIA insured)
Series 2003B	5.125%	6/30/15	3,340	3,701
Series 2003B	5.000%	6/30/19	1,000	1,089
Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds (University of Maryland, College Park Project), 2001 Series (AMBAC insured)	5.375%	7/1/16	1,000	1,106

Portfolio of Investments - Continued
Maryland Tax-Free Income Trust - Continued

		Maturity
	Rate	Date	Par	Value

Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, The Johns Hopkins University Issue
Series 1998	6.000%	7/1/08	1,000	1,090
Series 1998	6.000%	7/1/10	500	568
Series 1997	5.625%	7/1/17	1,000	1,069
Series 1998	5.125%	7/1/20	3,000	3,198
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	3,000	3,067
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.500%	8/15/25	785	837
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.500%	7/1/18	1,110	1,208
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health Systems Issue, Series 2004	5.500%	7/1/39	2,000	2,133
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.750%	7/1/22	1,000	1,076
Series 2002	6.000%	7/1/26	2,000	2,172
Series 2002	5.750%	7/1/27	1,050	1,123
Series 2002	5.800%	7/1/32	2,000	2,133
Series 2002	6.000%	7/1/37	1,000	1,079
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (MBIA insured)	5.300%	10/1/18	925	1,072
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.800%	1/1/32	2,250	2,405

Portfolio of Investments — Continued
Maryland Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue, Series 1997 (AMBAC insured)	5.125%	7/1/11	2,000	2,213
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.500%	7/1/21	2,825	2,984
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (MBIA insured)	5.000%	7/1/29	2,000	2,105
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue Series 2004A	5.250%	7/1/18	1,640	1,781
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Suburban Hospital Issue, Series 2004A	5.500%	7/1/16	500	552
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue
Series 2001	5.000%	5/15/12	1,500	1,625
Series 1990	0.000%	7/1/19	4,000	2,101	B
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue, Series 2002	5.500%	7/1/22	250	267
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue
Series 2001	5.750%	7/1/21	3,000	3,237
Series 2000	6.750%	7/1/30	1,250	1,410
Series 2002	6.000%	7/1/32	1,000	1,100
Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002B	5.000%	11/1/19	500	533
Maryland IDA, Refunding Revenue Bonds (American Center for Physics Headquarters Facility), Series 2001	5.250%	12/15/15	320	354

Portfolio of Investments — Continued
Maryland Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1995(FGIC insured)
Series A (Pre-refunded 10/15/05)	0.000%	10/15/11	1,060	731	A,B
Series A	0.000%	10/15/11	940	648	B
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales Company Project)
Series 1984A	6.500%	10/1/11	5,000	5,363
Series 1984B	6.500%	10/1/11	1,000	1,072
Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement
Refunding Bonds of 1992, Series A	5.800%	7/1/07	4,000	4,244
Refunding Bonds of 1992, Series A	0.000%	7/1/10	3,000	2,545	B
Refunding Bonds of 1999, Series A	5.000%	5/1/18	3,000	3,252
Montgomery County, Maryland, PCR Refunding Bonds (Potomac Electric Project), 1994 Series	5.375%	2/15/24	1,000	1,008
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/16	3,425	3,769
Northeast Maryland Waste Disposal Authority, Solid Waste Revenue Bonds, Montgomery County Resource Recovery Project, Series 1993A AMT	6.000%	7/1/07	1,000	1,046
Prince George’s County, Maryland, GO Consolidated Public Improvement Bonds (FSA insured)
Series 1999	5.500%	10/1/13	4,330	4,803
Series 1999	5.500%	10/1/13	170	188
Prince George’s County, Maryland, PCR Refunding Bonds (Potomac Electric Project), 1993 Series	6.375%	1/15/23	2,250	2,310
State of Maryland, GO Bonds, State and Local Facilities
Loan of 2000, First Series	5.500%	8/1/10	2,000	2,236
Loan of 2001, First Series	5.500%	3/1/15	5,000	5,842

Portfolio of Investments — Continued
Maryland Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

The Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series Z-2	5.125%	5/1/21	1,310	1,422
University of Maryland System Auxiliary Facility and Tuition Revenue Bonds, 1997 Series A	5.125%	4/1/17	2,000	2,102
Washington Suburban Sanitary District, Maryland (Montgomery and Prince George’s Counties)
Water Supply Refunding Bonds 1997	5.250%	6/1/16	1,650	1,899
Water Supply Refunding Bonds 1997	5.750%	6/1/17	2,000	2,410
Water Supply Refunding Bonds 1997	6.000%	6/1/18	2,705	3,339
Water Supply Refunding Bonds 1997	6.000%	6/1/19	3,665	4,548

				142,744

Puerto Rico - 1.3%
Commonwealth of Puerto Rico, Public Improvement Bonds of 2005, Series A, GO Bonds	5.000%	7/1/25	2,000	2,103

				2,103

Total Municipal Bonds (Identified Cost — $132,712)				144,847

Variable Rate Demand Obligations - 7.6%

Alaska - 1.3%
City of Valdez, Alaska, Marine Terminal Revenue (Exxon Pipeline Company Project), Series 1985 VRDN	2.220%	7/1/05	2,100	2,100	C

Maryland - 6.3%
Baltimore County, Maryland, Revenue Bonds (Oak Crest Village Inc. Project), Series 1999A VRDN	2.290%	7/7/05	1,970	1,970	C
Community Development Administration, Maryland Department of Housing and Community Development, Residential Revenue Bonds, 2004 Series F VRDN	2.560%	7/1/05	1,000	1,000	C
Maryland Health and Higher Educational Facilities Authority (Pooled Loan Program Issue), Series 1985A VRDN	2.250%	7/6/05	1,500	1,500	C
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2004A VRDN	2.280%	7/7/05	2,000	2,000	C

Portfolio of Investments — Continued
Maryland Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Maryland State Industrial Development Financing Authority, Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002A VRDN	2.280%	7/6/05	1,300	1,300	C
Montgomery County, Maryland, Economic Development Revenue Bonds (Sandy Spring Friends School Facility), Series 2004 VRDN	2.290%	7/6/05	2,100	2,100	C
Washington Suburban Sanitary District, GO Variable Rate Demand, BANS, 2003 Series B VRDN	2.400%	7/6/05	200	200	C

				10,070

Total Variable Rate Demand Obligations (Identified Cost — $12,170)				12,170

Total Investments - 98.6% (Identified Cost — $144,882)				157,017
Other Assets Less Liabilities - 1.4%				2,155

Net Asset - 100.0%				$159,172

Net Asset Value Per Share				$16.67

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of June 30, 2005 and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

Portfolio of Investments
June 30, 2005 (unaudited)
(Amounts in Thousands)
Pennsylvania Tax-Free Income Tax

	Rate	Maturity Date	Par	Value

Municipal Bonds — 95.6%

Pennsylvania — 95.6%
Allegheny County Hospital Development Authority, Health Center Revenue Bonds, UPMC Health System (MBIA insured)
Series 1997B	6.000%	7/1/24	$1,000	$1,237
Series 1997B	6.000%	7/1/26	2,250	2,804
Allegheny County Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds (MBIA insured)
Refunding Series of 2001	5.375%	12/1/17	1,000	1,117
Series of 2000	5.500%	12/1/30	1,000	1,125
Allegheny County, Pennsylvania, Higher Education Building Authority, University Revenue Bonds (Carnegie Mellon University), Series 2002	5.250%	3/1/32	1,190	1,273
Athens Area School District, Bradford County, Pennsylvania, GO Bonds, Series of 2001 (FGIC insured)	5.500%	4/15/16	1,000	1,116
Bethlehem Area School District, Northampton and Lehigh Counties, Pennsylvania, GO Bonds, Series A of 2001 (Pre-refunded 3/15/12) (FGIC insured)	5.375%	3/15/20	2,000	2,252 A
Blue Mountain School District, Schuylkill County, Pennsylvania, GO Bonds, Series A of 2001 (Pre-refunded 10/1/11) (FSA insured)	5.500%	10/1/18	1,660	1,873 A
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series of 2002 (FGIC insured)	5.500%	5/15/19	1,930	2,156
City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Twelfth Series B (MBIA insured)	7.000%	5/15/20	500	618
City of Philadelphia, Pennsylvania, GO Bonds, Series 2001 (FSA insured)	5.250%	9/15/15	1,000	1,092
City of Pittsburgh (Commonwealth of Pennsylvania), GO Bonds, Series A of 1997 (AMBAC insured)	5.250%	9/1/18	2,000	2,105
Commonwealth of Pennsylvania, GO Bonds
Second Series of 1992 (FSA insured)	6.250%	7/1/12	2,000	2,364
First Series of 2002	5.250%	2/1/15	1,790	1,999
Second Series of 1999	5.750%	10/1/14	3,000	3,355

Portfolio of Investments — Continued
Pennsylvania Tax-Free Income Trust — Continued

	Rate	Maturity Date	Par	Value

County of Butler (Commonwealth of Pennsylvania), GO Bonds, Series of 2003 (Pre-refunded 7/15/13) (FGIC insured)	5.250%	7/15/23	500	564 A
County of Chester, Pennsylvania, GO Bonds
Series of 1998	5.000%	6/15/15	1,000	1,060
Series of 2004	5.000%	9/1/15	1,280	1,392
County of Delaware, Pennsylvania, GO Bonds, Series of 1999	5.125%	10/1/16	2,650	2,845
County of Westmoreland, Commonwealth of Pennsylvania, GO Bonds (AMBAC insured)
Series of 1992	0.000%	8/1/13	2,000	1,482 B
Series of 1992	0.000%	8/1/14	1,000	708 B
Delaware County Authority (Commonwealth of Pennsylvania) University Revenue Refunding Bonds, Series of 2003 (Villanova University)	5.250%	8/1/14	1,000	1,118
Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series of 1997 (Pre-refunded 6/1/07) (AMBAC insured)	5.625%	6/1/17	2,000	2,108 A
Lower Merion School District, Montgomery County, Pennsylvania, GO Bonds, Series 2003	5.000%	5/15/17	2,000	2,180
Northampton County Higher Education Authority, University Revenue Bonds, Series B of 1996 (Lehigh University)	5.250%	11/15/21	2,500	2,594
Pennsylvania Convention Center Authority, Revenue Bonds, 1989 Series A (FGIC insured)	6.000%	9/1/19	1,000	1,220
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Bryn Mawr College Revenue Bonds, Series of 1999 (AMBAC insured)	5.125%	12/1/29	2,000	2,133
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds (AMBAC insured)
Series B of 1998	5.250%	12/1/16	1,365	1,465
Series B of 1998	5.250%	12/1/16	635	684
Series B of 2003 (MBIA insured)	5.250%	12/1/17	1,000	1,113

Portfolio of Investments — Continued
Pennsylvania Tax-Free Income Trust — Continued

	Rate	Maturity Date	Par	Value

Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds (AMBAC insured)
Series of 2001	5.375%	7/15/19	1,000	1,112
Series of 2001	5.500%	7/15/32	1,000	1,105
Port Authority of Allegheny County, Pennsylvania, Special Revenue Transportation Bonds
Series of 1999 (Pre-refunded 3/1/09) (MBIA insured)	6.375%	3/1/14	1,000	1,127 A
Refunding Series of 2001 (FGIC insured)	5.500%	3/1/17	250	278
Refunding Series of 2001 (FGIC insured)	5.250%	3/1/20	2,000	2,177
State Public School Building Authority, Commonwealth of Pennsylvania, School Revenue Bonds (School District of the City of York Project), Series of 2003 (FSA insured)	5.000%	5/1/19	1,655	1,795
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds
Series 1995 (MBIA insured)	6.250%	8/1/11	2,000	2,326
Series 2001A (FGIC insured)	5.375%	11/1/20	2,000	2,209
The Pennsylvania IDA, Economic Development Revenue Bonds, Series 2002 (AMBAC insured)	5.500%	7/1/13	900	1,023
The Pennsylvania State University Bonds Refunding, Series 2003	5.250%	3/1/18	1,000	1,105
The School District of Philadelphia, Pennsylvania, GO Bonds
Series A of 2000 (FSA insured)	5.750%	2/1/13	500	566
Series B of 2002 (FGIC insured)	5.625%	8/1/15	1,700	1,948
Wilkes-Barre Area School District, Luzerne County, Pennsylvania, GO Notes, Series A of 2003 (MBIA insured)	5.250%	4/1/22	1,460	1,653

				67,576

Total Municipal Bonds (Identified Cost $62,303)				67,576

Variable Rate Demand Obligations 3.3%

Pennsylvania 3.3%
Pennsylvania Higher Educational Facilities Authority, Variable Rate Revenue Refunding Bonds (Carnegie Mellon University), Series 1995 A VRDN	2.290%	7/1/05	2,300	2,300 C

				2,300

Portfolio of Investments — Continued
Pennsylvania Tax-Free Income Trust — Continued

	Rate	Maturity Date	Par	Value

Total Variable Rate Demand Obligations (Identified Cost $2,300)				2,300

Total Investments 98.9% (Identified Cost $64,603)				69,876
Other Assets Less Liabilities - 1.1%				811

Net Assets — 100.0%				$70,687

Net Asset Value and redemption price per share				$16.89

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of June 30, 2005 and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

Portfolio of Investments
June 30, 2005 (Unaudited)
(Amounts in Thousands)
Tax-Free Intermediate-Term Income Trust

	Rate	Maturity Date	Par	Value

Municipal Bonds 97.9%
Arizona 1.5%
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2001 Series A	5.000%	1/1/11	$1,000	$1,093

				1,093
California 4.5%
State of California Economic Recovery Bonds, Series 2004A	5.000%	7/1/16	1,000	1,082
State of California Various Purpose, GO Bonds	5.000%	2/1/20	1,000	1,074
The Regents of the University of California, General Revenue Bonds, Series 2003A (AMBAC insured)	5.000%	5/15/13	1,000	1,111

				3,267
Delaware 1.9%
The State of Delaware, GO Bonds, Series 2004A	5.000%	1/1/13	1,225	1,348

				1,348
District of Columbia 2.9%
District of Columbia (Washington D.C.), GO Bonds, Series 1997A (AMBAC insured)	5.400%	6/1/12	1,000	1,065
District of Columbia Multimodal Revenue Bonds, MedStar Health, Inc. Issue (Georgetown University Hospital and Washington Hospital Center Projects), Series 2001D	6.875%	8/15/31	1,000	1,065

				2,130
Florida 3.9%
Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992 (MBIA insured)	6.000%	10/1/12	1,000	1,166
State of Florida, Full Faith and Credit, State Board of Education, Capital Outlay Bonds 2000 Series A	5.500%	1/1/16	1,500	1,650

				2,816
Georgia 3.1%
Development Authority of the City of Milledgeville and Baldwin County Revenue Bonds (Georgia College & State University Foundation Property III, LLC, Student Housing System Project), Series 2004	5.500%	9/1/24	1,000	1,067

Portfolio of Investments — Continued
Tax-Free Intermediate-Term Income Trust

	Rate	Maturity Date	Par	Value

State of Georgia, GO Bonds, Series 1997C	6.250%	8/1/10	1,000	1,148
				2,215
Hawaii 1.5%
Hawaii State, GO Bonds of 2004, Series DD (MBIA insured)	5.000%	5/1/16	1,000	1,100

				1,100
Louisiana 7.4%
Board of Supervisors of Louisiana State University and Agricultural and Mechanical College, Auxiliary Revenue Refunding Bonds, Series 2004 (FSA insured)	5.250%	7/1/13	1,000	1,121
City of Lafayette, State of Louisiana, Public Improvement Sales Tax Bonds, Series 1999B (FGIC insured)	7.000%	3/1/09	750	852
City of New Orleans, Louisiana, GO Refunding Bonds, Series 1998 (FGIC insured)	5.500%	12/1/10	1,000	1,115
City of New Orleans, Louisiana, Limited Tax Bonds, Series 2005 (MBIA insured)	5.000%	3/1/14	2,000	2,215

				5,303
Maryland 21.2%
Anne Arundel County, Maryland, GO Bonds, Consolidated Solid Waste Projects, Series 1998 AMT	5.300%	2/1/17	450	469
Frederick County, Maryland, GO Bonds, Public Facilities Bonds of 2000	5.000%	12/1/15	1,000	1,104
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds Kennedy Kreiger Issue,
Series 1997	5.200%	7/1/09	400	420
Series 1997	5.250%	7/1/10	400	419
Series 1997	5.125%	7/1/22	1,000	1,022
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.750%	8/15/14	500	560
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.125%	7/1/14	400	426
Series 2002	6.000%	7/1/21	535	586

Portfolio of Investments — Continued
Tax-Free Intermediate-Term Income Trust — Continued

	Rate	Maturity Date	Par	Value

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue, Series 2001	5.000%	5/15/11	1,000	1,091
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue Series 2000	6.125%	7/1/07	250	266
Series 2001	5.000%	7/1/10	1,000	1,070
Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore/Washington International Airport Projects, Series 2002B AMT (AMBAC insured)	5.250%	3/1/12	1,000	1,095
Maryland Transportation Authority, Transportation Facilities Projects, Revenue Bonds, Series 1992	5.700%	7/1/05	1,000	1,000
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1995 Series A (FGIC insured)	0.000%	10/15/06	750	702	A
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/15	1,575	1,736
State of Maryland, GO Bonds, State and Local Facilities
Loan of 2000, First Series	5.500%	8/1/10	2,000	2,236
Loan of 1998, First Series	5.000%	3/1/12	1,000	1,065

				15,267

Massachusetts — 1.6%
The Commonwealth of Massachusetts, GO Refunding Bonds, 1997 Series A (AMBAC insured)	5.750%	8/1/10	1,000	1,122

				1,122

Michigan — 3.0%
Williamston Community Schools School District, County of Ingham, State of Michigan, School Building and Site Bonds, Series 1996 (MBIA insured)	6.250%	5/1/09	2,000	2,179

				2,179

Portfolio of Investments — Continued
Tax-Free Intermediate-Term Income Trust — Continued

	Rate	Maturity Date	Par	Value

New York — 3.2%
Dormitory Authority of the State of New York, New York University, Insured Revenue Bonds, Series 1998A (MBIA insured)	6.000%	7/1/18	1,000	1,227
The City of New York, GO Bonds, Fiscal 2004 Series I	5.000%	8/1/09	1,000	1,069

				2,296

Pennsylvania — 13.4%
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series of 2002 (FGIC insured)	5.500%	5/15/17	1,000	1,117
City of Reading, Berks County, Pennsylvania, GO Bonds, Series of 2002 (AMBAC insured)	5.875%	11/15/12	1,200	1,394
Commonwealth of Pennsylvania, GO Bonds, Second Series of 1999	5.750%	10/1/14	2,000	2,236
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds, Series B of 2003 (MBIA insured)	5.250%	12/1/16	1,000	1,116
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds Series 1993 (AMBAC insured)	5.625%	6/15/08	1,000	1,078
Series 2001A (FGIC insured)	5.250%	11/1/17	1,000	1,108
The Pennsylvania IDA, Economic Development Revenue Bonds, Series 2002 (AMBAC insured)	5.500%	7/1/20	500	563
The Pennsylvania State University Bonds, Series A of 1997	5.000%	8/15/16	1,000	1,057

				9,669

Texas — 10.9%
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2002A (AMBAC insured)	5.500%	11/15/13	2,000	2,282
Dallas Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, Series 2001 (AMBAC insured)	5.375%	12/1/17	1,000	1,109
Harris County, Texas, Permanent Improvement Refunding Bonds, Series 1996 (MBIA insured)	0.000%	10/1/17	1,000	599	A

Portfolio of Investments — Continued
Tax-Free Intermediate-Term Income Trust — Continued

	Rate	Maturity Date	Par	Value

Tarrant County, Texas, Health Facilities Development Corporation, Harris Methodist Health System Revenue Bonds
Series 1987A (FGIC insured)	5.000%	9/1/15	250	275
Series 1987B (FGIC insured)	5.000%	9/1/15	855	941
Texas Public Finance Authority, State of Texas, GO Refunding Bonds, Series 1998B	5.125%	10/1/15	1,000	1,073
The City of Garland, Texas, (Dallas County) GO Refunding Bonds, Series 2005B (FSA insured)	5.000%	2/15/14	500	552
United Independent School District (Webb County, Texas), Unlimited Tax School Building Bonds, Series 1995	7.100%	8/15/06	1,000	1,047

				7,878

Virginia — 7.2%
Fairfax County Redevelopment and Housing Authority Lease Revenue Bonds (James Lee Community Center), Series 2004	5.250%	6/1/19	1,000	1,094
Metropolitan Washington Airports Authority, Airport System Revenue Refunding Bonds, Series 1999A (FGIC insured)	5.250%	10/1/12	1,000	1,073
Northwestern Regional Jail Authority (Virginia), Jail Facilities Grant Anticipation Notes, Series 2005 (MBIA insured)	3.750%	7/1/08	1,000	1,014
Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 2001 Series D, Subseries D-3 AMT	5.000%	1/1/15	870	902
Virginia Resources Authority, Clean Water State Revolving Fund, Revenue Bonds, Series 1999	5.750%	10/1/13	1,000	1,130

				5,213

Washington — 7.9%
King County, Washington, Sewer Revenue Bonds, 1999 (Second Series) (FGIC insured)	6.000%	1/1/10	1,115	1,237
State of Washington, Motor Vehicle Fuel Tax GO Bonds, Series 1997D	6.500%	1/1/07	1,045	1,102
State of Washington, Various Purpose GO Bonds, Series 2000B	6.000%	1/1/11	1,000	1,123
Tumwater Office Properties Lease Revenue Bonds, 2004 (Washington State Office Building)	5.250%	7/1/17	2,000	2,206

				5,668

Portfolio of Investments — Continued
Tax-Free Intermediate-Term Income Trust — Continued

	Rate	Maturity Date	Par	Value

West Virginia — 1.4%
West Virginia Hospital Finance Authority, Hospital Revenue Refunding Bonds (West Virginia University Hospitals, Inc.), 2003 Series A (FSA insured)	5.000%	6/1/07	1,000	1,040

				1,040

Puerto Rico — 1.4%
Puerto Rico Highways and Transportation Authority, Highway Revenue Refunding Bonds, Series AA	5.000%	7/1/06	1,000	1,021

				1,021

Total Municipal Bonds (Identified Cost — $67,054)				70,625

Variable Rate Demand Obligations — 3.9%

Indiana — 1.1%
City of Hammond, Indiana, PCR Refunding Bonds (Amoco Oil Company Project), Series 1994 VRDN	2.300%	7/1/05	800	800	B

				800

Kentucky — 2.0%
Kentucky Economic Development Finance Authority, Hospital Revenue Bonds (Baptist Healthcare System Obligated Group), Series 1999 B VRDN	2.250%	7/6/05	1,470	1,470	B

				1,470

Louisiana — 0.3%
Lake Charles Harbor and Revenue District, Revenue Refunding Bonds (Conoco Inc. Project), Series 1999A VRDN	2.250%	7/6/05	200	200	B

				200

Nevada — 0.5%
Clark County, Nevada, School District Adjustable Rate, GO (Limited Tax) School Bonds, Series 2001A VRDN	2.250%	7/1/05	320	320	B

				320

Total Variable Rate Demand Obligations (Identified Cost — $2,790)				2,790

Total Investments — 101.8% (Identified Cost — $69,844)				73,415
Other Assets Less Liabilities — (1.8)%				(1,317)

Portfolio of Investments — Continued
Tax-Free Intermediate-Term Income Trust — Continued

	Rate	Maturity Date	Par	Value

Net Asset - 100.0%				$72,098

Net Asset Value Per Share				$16.05

A	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

B	The rate shown is the rate as of June 30, 2005, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

Security Valuation
Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Trustees and management. In determining fair value, the Board of Trustees and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might be ultimately realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant on
Form N-Q is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosures.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 — Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax- Free Income Fund By: /s/ Mark R. Fetting

Mark R. Fetting President Legg Mason Tax- Free Income Fund Date: August 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting President Legg Mason Tax- Free Income Fund Date: August 24, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski Vice President and Treasurer Legg Mason Tax- Free Income Fund Date: August 24, 2005

3